Financial Instruments (Details 3) (Recurring basis, Interest rate swap contracts, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total
Assets
Fair value of assets	$ 2,472	$ 2,908
Liabilities
Fair value of liabilities	168,508	307,048
Significant Other Observable Inputs (Level 2)
Assets
Fair value of assets	2,472	2,908
Liabilities
Fair value of liabilities	$ 168,508	$ 307,048